Segment and Geographic Data Segment and Geographic Data - Schedule Of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235		$ 9,851		$ 9,607
Operating income																	2,132		2,085		2,042
Restructuring and related charges, net																	(109)		(87)		(121)
Other income, net																	89		25		22
Income from continuing operations before income taxes																	2,029		1,919		1,880
Depreciation and amortization																	541		502		479
Transaction costs related to license and distribution agreements	21																21
Income resulting from adjustments to contingent consideration	1		2		(6)												3
Acquisition-related costs																			37
Sales
Segment Reporting Information [Line Items]
Number of major customers (greater than 10% of total net sales)																	1		1		0
Major customer, percentage of total net sales																	12.00%		12.00%
Medical Devices
Segment Reporting Information [Line Items]
Net sales																	8,689	[9]	8,308	[9]	8,047	[9]
Operating income																	2,472		2,437		2,359
Restructuring and related charges, net																	(91)		(78)		(112)
Depreciation and amortization																	423		390		366
U.S. Medical Supplies
Segment Reporting Information [Line Items]
Net sales																	1,546	[9]	1,543	[9]	1,560	[9]
Operating income																	162		205		231
Restructuring and related charges, net																	(11)		(3)		(1)
Depreciation and amortization																	71		90		96
Total Reportable Segments
Segment Reporting Information [Line Items]
Net sales																	10,235	[9]	9,851	[9]	9,607	[9]
Operating income																	2,634		2,642		2,590
Unallocated amounts
Segment Reporting Information [Line Items]
Corporate expenses																	(375)		(356)		(360)
Restructuring and related charges, net																	(109)		(87)		(121)
Net charges assocatied with acquisitions and license and distribution agreements																	(18)	[10]	(49)	[10]	(32)	[10]
Legal charges, net of insurance recoveries and shareholder settlement income (note 21)																	0		(47)		(35)
Impairments related to product discontinuance																	0		(18)	[11]	0
Interest expense, net																	(192)		(191)		(184)
Corporate
Segment Reporting Information [Line Items]
Restructuring and related charges, net																	(7)		(6)		(8)
Depreciation and amortization																	47		22		17
Completed technology | Licensing Agreement | Upfront Cash Payment | Medical Devices
Segment Reporting Information [Line Items]
Cash payments for license agreements included in research and development expenses																			12
Acquisition-related transaction costs, included in selling, general and administrative expenses
Segment Reporting Information [Line Items]
Acquisition-related costs																			20
Acquisition-related inventory charges, included in cost of goods sold
Segment Reporting Information [Line Items]
Acquisition-related costs									$ 12		$ 3		$ 2						$ 17

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.
[9]	Amounts represent sales to external customers. Intersegment sales are insignificant. In both fiscal 2013 and 2012, sales to one of the Company’s distributors, which supplies products from both of the Company’s segments to many end users, represented 12% of the Company’s consolidated net sales. In fiscal 2011, no customer represented 10% or more of the Company’s total net sales.
[10]	Fiscal 2013 includes charges of $21 million resulting from entering into license and distribution agreements and $3 million of income resulting from adjustments to contingent consideration. Fiscal 2012 includes acquisition-related costs, $20 million of which relates to transaction costs, $17 million of which relates to the sale of acquired inventory that had been written up to fair value upon acquisition and $12 million of which relates to entering into a license agreement. Fiscal 2011 includes charges related to the sale of acquired ev3 inventory that had been written up to fair value upon acquisition.
[11]	Represents the impairment of inventory and capital equipment resulting from the discontinuance of the Company's Duet TRSTM Universal Straight and Articulating Single-Use Loading Units (Duet).